SGI Enhanced Global Income ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 89.6%	Shares	Value
Aerospace/Defense - 2.3%
Lockheed Martin Corp.	2,802	$1,282,924
Thales SA - ADR	9,540	486,349
		1,769,273

Airlines - 0.5%
Ryanair Holdings PLC - ADR	6,087	414,890

Auto Manufacturers - 1.9%
Bayerische Motoren Werke AG - ADR	5,185	176,860
Geely Automobile Holdings Ltd. - ADR (a)	2,266	99,636
Honda Motor Co. Ltd. - ADR	17,100	517,275
Mercedes-Benz Group AG - ADR	19,256	324,464
Toyota Motor Corp. - ADR	1,303	263,037
Volvo AB - ADR	4,411	132,153
		1,513,425

Auto Parts & Equipment - 1.8%
Magna International, Inc.	28,725	1,402,929

Banks - 20.2%
Banco Bilbao Vizcaya Argentaria SA - ADR	88,497	1,907,110
Banco Santander SA - ADR	95,282	1,022,376
Bank Hapoalim BM - ADR	1,599	173,667
Bank of America Corp.	2,764	148,289
Bank of China Ltd. - ADR	26,865	404,587
BNP Paribas SA - ADR	7,617	326,845
Canadian Imperial Bank of Commerce	1,907	164,250
China Construction Bank Corp. - ADR	19,055	402,823
China Merchants Bank Co. Ltd. - ADR	5,086	171,195
Citigroup, Inc.	4,990	516,964
Commerzbank AG - ADR	3,324	130,666
Credit Agricole SA - ADR	18,533	177,176
Danske Bank AS - ADR	5,025	115,826
DBS Group Holdings Ltd. - ADR	3,779	633,927
Deutsche Bank AG	10,596	376,900
DNB Bank ASA - ADR	4,023	107,615
ING Groep NV - ADR	14,938	387,492
Intesa Sanpaolo SpA - ADR	29,262	1,180,136
JPMorgan Chase & Co.	5,642	1,766,397
KBC Group NV - ADR	3,577	220,522
NatWest Group PLC - ADR (a)	59,287	991,872
Royal Bank of Canada	3,232	498,019
Societe Generale SA - ADR	64,160	898,240
Svenska Handelsbanken AB - ADR	14,992	103,400
Toronto-Dominion Bank	4,629	388,512
UBS Group AG	20,433	788,714
UniCredit SpA - ADR	39,419	1,471,511
United Overseas Bank Ltd. - ADR	6,422	337,605
		15,812,636

Beverages - 2.3%
Coca-Cola Co.	4,654	340,301
PepsiCo, Inc.	10,015	1,489,631
		1,829,932

Biotechnology - 1.4%
Amgen, Inc.	1,067	368,606
Gilead Sciences, Inc.	5,957	749,629
		1,118,235

Building Materials - 0.4%
Holcim AG (a)	16,922	316,441

Chemicals - 0.8%
CF Industries Holdings, Inc.	7,931	624,170

Commercial Services - 0.5%
Automatic Data Processing, Inc.	1,608	410,522

Computers - 0.5%
Logitech International SA	3,443	388,129

Cosmetics/Personal Care - 2.6%
Colgate-Palmolive Co.	23,155	1,861,430
Unilever PLC - ADR	2,352	142,508
		2,003,938

Distribution/Wholesale - 0.5%
Mitsui & Co. Ltd. - ADR	688	365,328

Diversified Financial Services - 2.7%
Hong Kong Exchanges & Clearing Ltd. - ADR	7,102	378,394
KB Financial Group, Inc. - ADR	6,630	564,147
Nomura Holdings, Inc. - ADR	81,501	617,778
ORIX Corp. - ADR	19,880	543,718
		2,104,037

Electric - 4.6%
CMS Energy Corp.	1,427	107,653
DTE Energy Co.	6,117	838,212
E.ON SE - ADR	10,666	189,428
Engie SA - ADR	26,389	672,392
Evergy, Inc.	16,431	1,275,867
National Grid PLC - ADR	6,281	478,047
		3,561,599

Electronics - 0.2%
Honeywell International, Inc.	977	187,770

Engineering & Construction - 0.6%
Aena SME SA - ADR	10,011	135,949
Vinci SA - ADR	10,425	369,462
		505,411

Food - 3.5%
Seven & i Holdings Co. Ltd. - ADR	8,060	110,664
Sysco Corp.	13,387	1,020,089
Tesco PLC - ADR	17,382	314,093
Tyson Foods, Inc. - Class A	21,854	1,268,625
		2,713,471

Food Service - 0.1%
Compass Group PLC - ADR	3,511	110,386

Forest Products & Paper - 0.4%
UPM-Kymmene Oyj - ADR	12,514	341,507

Gas - 0.7%
NiSource, Inc.	11,825	521,837

Hand/Machine Tools - 0.3%
Techtronic Industries Co. Ltd. - ADR	3,954	232,179

Healthcare-Products - 0.2%
FUJIFILM Holdings Corp. - ADR	14,379	153,999

Healthcare-Services - 1.1%
UnitedHealth Group, Inc.	2,516	829,701

Home Builders - 0.2%
Sekisui House Ltd. - ADR	5,230	117,178

Insurance - 5.4%
Allianz SE - ADR	11,769	507,244
AXA SA - ADR	28,630	1,296,367
Great-West Lifeco, Inc.	1,188	54,921
Manulife Financial Corp.	21,372	752,508
MS&AD Insurance Group Holdings, Inc. - ADR	7,215	160,101
NN Group NV - ADR	3,125	113,281
Ping An Insurance Group Co. of China Ltd. - ADR	38,564	564,577
Zurich Insurance Group AG - ADR	21,610	778,608
		4,227,607

Iron/Steel - 0.7%
Fortescue Ltd. - ADR	6,775	190,106
Nucor Corp.	2,163	344,977
		535,083

Machinery-Construction & Mining - 0.8%
Komatsu Ltd. - ADR	18,614	611,284

Media - 0.5%
Comcast Corp. - Class A	14,387	383,989

Metal Fabricate/Hardware - 0.2%
Tenaris SA - ADR	3,582	144,068

Mining - 1.8%
Freeport-McMoRan, Inc.	13,922	598,368
Newmont Corp.	4,076	369,815
Rio Tinto PLC - ADR	5,749	413,641
		1,381,824

Office-Business Equipment - 0.2%
Canon, Inc. - ADR	5,308	156,108

Oil & Gas - 6.6%
BP PLC - ADR	20,185	728,678
Chevron Corp.	5,043	762,149
ConocoPhillips	5,429	481,498
Devon Energy Corp.	17,788	659,223
EOG Resources, Inc.	3,088	333,041
Exxon Mobil Corp.	4,861	563,487
Repsol SA - ADR	20,207	375,244
Shell PLC - ADR	5,746	423,882
TotalEnergies SE - ADR	7,681	504,642
Woodside Energy Group Ltd. - ADR	19,691	322,145
		5,153,989

Packaging & Containers - 0.1%
Amcor PLC	5,490	46,775

Pharmaceuticals - 7.2%
AbbVie, Inc.	6,892	1,569,308
Astellas Pharma, Inc. - ADR	10,062	126,278
Bristol-Myers Squibb Co.	15,244	750,005
Merck & Co., Inc.	18,801	1,970,909
Novartis AG - ADR	1,448	188,819
Novo Nordisk AS - ADR	7,603	375,208
Takeda Pharmaceutical Co. Ltd. - ADR	45,613	657,740
		5,638,267

Pipelines - 1.4%
ONEOK, Inc.	14,929	1,087,130

Private Equity - 0.1%
3i Group PLC - ADR	8,093	84,896

REITS - 1.5%
Annaly Capital Management, Inc.	52,046	1,186,649

Retail - 1.3%
Best Buy Co., Inc.	3,125	247,750
Cie Financiere Richemont SA - ADR	14,681	311,237
CK Hutchison Holdings Ltd. - ADR	16,597	116,345
Home Depot, Inc.	959	342,286
		1,017,618

Semiconductors - 5.8%
Analog Devices, Inc.	1,677	444,975
ASE Technology Holding Co. Ltd. - ADR	27,201	406,655
QUALCOMM, Inc.	9,615	1,616,185
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,089	1,775,005
Texas Instruments, Inc.	1,901	319,881
		4,562,701

Software - 0.6%
NetEase, Inc. - ADR	3,566	492,286

Telecommunications - 3.5%
Deutsche Telekom AG - ADR	10,710	344,648
NTT, Inc. - ADR	4,349	108,159
Orange SA - ADR	12,326	203,256
Singapore Telecommunications Ltd. - ADR	10,298	377,936
TELUS Corp.	53,039	697,463
Verizon Communications, Inc.	5,206	214,019
Vodafone Group PLC - ADR	64,772	807,707
		2,753,188

Transportation - 1.3%
AP Moller - Maersk AS - ADR	8,550	85,158
United Parcel Service, Inc. - Class B	9,776	936,443
		1,021,601

Water - 0.3%
United Utilities Group PLC - ADR	6,267	205,683
TOTAL COMMON STOCKS (Cost $64,910,988)		70,039,669

EXCHANGE TRADED FUNDS - 9.2%	Shares	Value
iShares Emerging Markets Dividend ETF	79,232	2,467,285
SPDR S&P Emerging Markets Dividend ETF	55,003	2,130,266
WisdomTree Emerging Markets High Dividend Fund	55,405	2,583,535
TOTAL EXCHANGE TRADED FUNDS (Cost $6,498,581)		7,181,086

PREFERRED STOCKS - 0.2%	Shares	Value
Auto Manufacturers - 0.2%
Volkswagen AG	11,371	130,653
TOTAL PREFERRED STOCKS (Cost $135,803)		130,653

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (b)	452,989	452,989
TOTAL MONEY MARKET FUNDS (Cost $452,989)		452,989

TOTAL INVESTMENTS - 99.6% (Cost $71,998,361)		77,804,397
Other Assets in Excess of Liabilities - 0.4%		331,341
TOTAL NET ASSETS - 100.0%		$78,135,738

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

SGI Enhanced Global Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$70,039,669	$–	$–	$70,039,669
Exchange Traded Funds	7,181,086	–	–	7,181,086
Preferred Stocks	130,653	–	–	130,653
Money Market Funds	452,989	–	–	452,989
Total Investments	$77,804,397	$–	$–	$77,804,397

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of November 30, 2025
(% of Net Assets)
United States	$38,424,779	49.2%
France	4,934,729	6.4
United Kingdom	4,701,393	5.9
Japan	4,508,647	5.9
Canada	3,958,602	5.1
Spain	3,440,679	4.4
Switzerland	2,818,723	3.6
Italy	2,651,647	3.4
Taiwan	2,181,660	2.8
Germany	2,180,863	2.8
China	2,035,468	2.5
Singapore	1,349,468	1.7
Hong Kong	826,554	1.1
Denmark	576,192	0.8
South Korea	564,147	0.7
Australia	512,251	0.7
Netherlands	500,773	0.6
Ireland	414,890	0.5
Finland	341,507	0.4
Sweden	235,553	0.3
Belgium	220,522	0.3
Israel	173,667	0.2
Luxembourg	144,068	0.2
Norway	107,615	0.1
Other Assets in Excess of Liabilities	331,341	0.4
	$78,135,738	100.0%